Receivables - Summary of Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ (29,669)	$ (54,744)
Total	221,223	203,036
Services [Member] | Billed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	234,724	246,833
Services [Member] | Unbilled [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	11,025	8,872
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	$ 5,143	$ 2,075